ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Estimates And Judgments [Line Items]
Deferred income	$ 2,323,221	$ 2,012,661
Probable change in deferred revenue, one percentage point	12,059	10,016
Registered Fleet
Accounting Estimates And Judgments [Line Items]
Probable change in deferred revenue, one percentage point	132,000	119,000
LATAM Pass Loyalty Program
Accounting Estimates And Judgments [Line Items]
Deferred income	893,681	949,495
Probable change in deferred revenue, one percentage point	35,441	33,479
LATAM Pass Brazil Loyalty Program
Accounting Estimates And Judgments [Line Items]
Deferred income	280,182	203,058
Probable change in deferred revenue, one percentage point	$ 9,642	$ 5,537